Perpetual Securities (Details) $ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Sep. 30, 2025 SGD ($)	Oct. 27, 2021 USD ($)	Oct. 27, 2021 SGD ($)	May 14, 2020 USD ($)	May 14, 2020 SGD ($)	Sep. 30, 2025 USD ($)	May 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)	Jan. 31, 2025
Perpetual Securities [Line Items]
Stock issued during the period value new issues									$ 20,000	$ 93,600
Net income loss attributable to the holders of perpetual securities								$ 2,158	4,312	8,558
Maximum [Member]
Perpetual Securities [Line Items]
Perpetual securities dividend rate percentage							7.25%
Distribution rate													1.50%
Minimum [Member]
Perpetual Securities [Line Items]
Perpetual securities dividend rate percentage							1.50%
Distribution rate													0.25%
Perpetual Securities One [Member]
Perpetual Securities [Line Items]
Stock issued during the period value new issues				$ 200,000,000	$ 50,000,000						$ 38,920,000
Perpetual securities dividend rate percentage				7.25%	7.25%
Date on which the instruments become callable								May 14, 2023
Distribution initial spread percentage								7.011%
Distribution step up margin percentage								5.00%
Perpetual Securities Two [Member]
Perpetual Securities [Line Items]
Stock issued during the period value new issues												$ 14,740,000
Perpetual securities dividend rate percentage				4.50%	4.50%
Payment of stock issuance costs								$ 575
Date on which the instruments become callable								May 14, 2025
Early redemption of perpetual securities	$ 38,812,000	$ 8,373	$ 11,188,000			$ 27,673
Distribution rate	75.00%	75.00%	75.00%			75.00%
Perpetual Securities One and Two [Member]
Perpetual Securities [Line Items]
Cash paid to holders of perpetual securities								$ 2,171	$ 4,305	$ 2,796